Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,305	$ 3,482	[2]	$ (1,552)
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit) of: $(915), $(592), and $413 for the years ended December 31, 2022, 2021 and 2020, respectively	(7,473)	(2,133)	[1]	1,417
Change in unrealized gains (losses) on securities with credit impairment, net of tax expense (benefit) of: $(1), $1, and $1 for the years ended December 31, 2022, 2021 and 2020, respectively	(2)	3	[1]	4
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit) of $361 and $110 for the years ended December 31, 2022 and 2021, respectively.	1,303	397	[1]	0
Change in non-performance risk on market risk benefits, net of tax expense (benefit) of $407 and $(92) for the years ended December 31, 2022 and 2021, respectively.	1,468	(332)	[1]	0
Total other comprehensive income (loss)	(4,704)	(2,065)	[1]	1,421
Comprehensive income (loss)	$ 1,601	$ 1,417	[1]	$ (131)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.